                        SUPPLEMENT DATED MARCH 3, 2003

                                      to

                      MONY VARIABLE ACCOUNT A PROSPECTUS
                               DATED May 1, 2002

                                      for

                             MONY VARIABLE ANNUITY

             Individual Flexible Payment Variable Annuity Contract

                                   Issued by

                          MONY Life Insurance Company

Effective March 3, 2003, this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Page 3 -- The Mortality and Expense Risk Charge section of the chart describing the Benefit Option Packages is revised as follows:

       -----------------------------------------------------------------

                            Option 1                   Option 2
       -----------------------------------------------------------------
       Mortality   Current annual rate--1.20% Current annual rate--1.45%
       and Expense Maximum annual rate--1.40% Maximum annual rate--1.95%
       Risk Charge
       -----------------------------------------------------------------

2. Page 5 -- Footnote 5 to the Table of Fees is revised as follows:

    (5)The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.45% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of the Separate Account.

3. Pages 11 & 12 -- The Examples relating to Option 2 are revised as follows:


Registration No. 333-72714                        Form No. 14538 SL (Supp3/3/03)
                                                Form No. 14553 SA (Supp 3/3/03)

OPTION 2

   Under Option 2, if you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.

                                        After  After   After   After
Subaccount                              1 Year 3 Year 5 Years 10 Years
----------                              ------ ------ ------- --------
Alger American Balanced................  $ 88   $131   $175     $264
Alger American MidCap Growth...........    88    131    176      267
Enterprise Equity Income...............    88    131    176      267
Enterprise Global Socially Responsive..    92    143    196      308
Enterprise Growth......................    88    130    174      263
Enterprise Growth and Income...........    88    131    175      264
Enterprise Managed.....................    88    130    174      263
Enterprise Multi-Cap Growth............    90    138    186      289
Enterprise Small Company Growth........    90    138    186      289
Enterprise Small Company Value.........    88    132    177      269
Enterprise Total Return................    86    124    164      241
INVESCO VIF -- Financial Services......    90    137    185      286
INVESCO VIF -- Health Sciences.........    90    136    185      285
INVESCO VIF -- Telecommunications......    90    137    186      288
Janus Aspen Series Capital Appreciation    89    132    177      270
Janus Aspen Series Flexible Income.....    89    132    177      270
Janus Aspen Series International Growth    89    134    180      275
Lord Abbett Bond-Debenture.............    88    131    175      264
Lord Abbett Growth and Income..........    89    134    180      276
Lord Abbett Mid-Cap Value..............    90    138    186      289
MFS Mid Cap Growth.....................    88    133    179      273
MFS New Discovery......................    90    137    186      287
MFS Total Return.......................    88    132    176      268
MFS Utilities..........................    89    133    178      272
MONY Government Securities.............    86    124    164      240
MONY Long Term Bond....................    86    124    164      240
MONY Money Market......................    85    121    158      227
Van Kampen UIF Emerging Markets Equity.   100    166    233      384
Van Kampen UIF Global Value Equity.....    92    143    195      306
Van Kampen UIF U.S. Real Estate........    91    139    189      293
PBHG Mid-Cap Value.....................    91    140    191      298
PBHG Select Value......................    88    131    175      265
PIMCO Global Bond......................    88    132    177      269
PIMCO Real Return......................    86    125    165      243
PIMCO StocksPLUS Growth and Income.....    86    125    165      243

   Under Option 2, if you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                        After  After   After   After
Subaccount                              1 Year 3 Year 5 Years 10 Years
----------                              ------ ------ ------- --------
Alger American Balanced................  $23    $ 72   $123     $264
Alger American MidCap Growth...........   24      73    125      267
Enterprise Equity Income...............   24      73    125      267
Enterprise Global Socially Responsive..   28      85    145      308
Enterprise Growth......................   23      72    123      263
Enterprise Growth and Income...........   23      72    123      264
Enterprise Managed.....................   23      72    123      263
Enterprise Multi-Cap Growth............   26      79    136      289
Enterprise Small Company Growth........   26      79    136      289
Enterprise Small Company Value.........   24      73    126      269
Enterprise Total Return................   21      66    112      241
INVESCO VIF -- Financial Services......   26      78    134      286
INVESCO VIF -- Health Sciences.........   25      78    134      285
INVESCO VIF -- Telecommunications......   26      79    135      288
Janus Aspen Series Capital Appreciation   24      74    126      270
Janus Aspen Series Flexible Income.....   24      74    126      270
Janus Aspen Series International Growth   24      75    129      275
Lord Abbett Bond-Debenture.............   23      72    123      264
Lord Abbett Growth and Income..........   25      75    129      276
Lord Abbett Mid-Cap Value..............   26      79    136      289
MFS Mid Cap Growth.....................   24      74    128      273
MFS New Discovery......................   25      79    135      287
MFS Total Return.......................   24      73    125      268
MFS Utilities..........................   24      74    127      272
MONY Government Securities.............   21      65    111      240
MONY Long Term Bond....................   21      65    111      240
MONY Money Market......................   20      61    105      227
Van Kampen UIF Emerging Markets Equity.   36     109    185      384
Van Kampen UIF Global Value Equity.....   28      85    144      306
Van Kampen UIF U.S. Real Estate........   26      81    138      293
PBHG Mid-Cap Value.....................   27      82    141      298
PBHG Select Value......................   23      72    124      265
PIMCO Global Bond......................   24      73    126      269
PIMCO Real Return......................   21      66    113      243
PIMCO StocksPLUS Growth and Income.....   21      66    113      243

4. Page 39 -- The paragraphs relating to Option 2 in the Mortality and Expense Risk Charge subsection of the Charges Against Fund Value section are revised as follows:

   Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.45% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY Variable Account
A. Of the 1.45% current mortality and expense risk charge, 1.00% is for assuming mortality risks, and 0.45% is for assuming expense risks. Of the 1.95% maximum mortality and expense risk charge, 1.30% is for assuming mortality risks, and 0.65% is for assuming expense risks. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003973% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

                             MONY VARIABLE ANNUITY

                        SUPPLEMENT DATED MARCH 3, 2003

                                      to

                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED May 1, 2002

             Individual Flexible Payment Variable Annuity Contract
                                   Issued by
                            MONY Variable Account A
                                      and
                          MONY Life Insurance Company

This Supplement replaces the Performance Data tables for MONY Variable Account A relating to Option 2 on pages (8), (10), (13), and (15):





Registration No. 333-72714                       Form No. 14539 SL (Supp 3/3/03)

                                 TOTAL RETURN
(assuming $1,000 payment at beginning of period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........    -11.95%         N/A           N/A         14.89%
Enterprise Small Company Value.........     -3.48%       13.69%        12.53%        12.68%
Enterprise Equity Income...............    -18.38%         N/A           N/A         -2.57%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -20.01%         N/A           N/A         -1.47%
Enterprise Growth & Income.............    -19.35%         N/A           N/A         -0.28%
Enterprise Managed.....................    -18.74%        3.16%        10.58%        12.80%
Enterprise Multi-Cap Growth............    -24.02%         N/A           N/A         19.80%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.     -2.19%        3.56%          N/A          4.42%
MONY Series Fund Long Term Bond........     -2.47%        4.65%         6.16%         6.73%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A

   The tables above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds (including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee" beginning at page 23) and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender and a deduction for the Annual Contract Charge imposed on each Contract Anniversary and upon full surrender and allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                      (2)

                         NON-STANDARDIZED TOTAL RETURN
(assuming $1,000 payment at beginning of period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........     -5.36%         N/A           N/A         16.09%
Enterprise Small Company Value.........      3.52%       14.28%        12.53%        12.68%
Enterprise Equity Income...............    -12.23%         N/A           N/A         -0.93%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -13.98%         N/A           N/A          0.18%
Enterprise Growth & Income.............    -13.28%         N/A           N/A          1.33%
Enterprise Managed.....................    -12.62%        4.03%        10.58%        12.80%
Enterprise Multi-Cap Growth............    -18.30%         N/A           N/A         21.65%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.      4.81%        4.42%          N/A          4.64%
MONY Series Fund Long Term Bond........      4.53%        5.48%         6.16%         6.73%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A

   The tables above reflects the same assumptions and results as the table appearing on pages (7), except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the tables above reflect the total return a Contractholder would have received during that period if he did not surrender his Contract.

   The yield shown reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the contingent deferred sales (surrender) charge. The surrender charge will not exceed 7% of total Purchase Payments made in the Contract Year of surrender and the preceding 7 Contract Years.

                                      (3)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
(assuming $1,000 payment at beginning of period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................    -10.31%       11.69%        10.17%          9.03%
Alger American MidCap Growth........................................    -14.49%       12.56%          N/A          16.87%
Enterprise Small Company Growth.....................................    -11.99%         N/A           N/A          14.89%
Enterprise Small Company Value......................................     -3.48%       13.69%        12.53%         12.68%
Enterprise Equity Income............................................    -18.38%         N/A           N/A          -2.57%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -20.21%         N/A           N/A          -1.47%
Enterprise Growth & Income..........................................    -19.35%         N/A           N/A          -0.28%
Enterprise Managed..................................................    -18.74%        3.16%        10.58%         12.80%
Enterprise Multi-Cap Growth.........................................    -24.02%         N/A           N/A          19.80%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -17.54%         N/A           N/A           6.03%
INVESCO VIF--Health Sciences........................................    -20.06%         N/A           N/A          12.19%
INVESCO VIF--Telecommunications.....................................    -57.92%         N/A           N/A         -25.84%
Janus Aspen Series Capital Appreciation.............................    -28.36%         N/A           N/A          15.18%
Janus Aspen Series Flexible Income..................................     -1.04%        4.67%          N/A           6.37%
Janus Aspen Series International Growth.............................    -29.78%        7.79%          N/A          11.50%
Lord Abbett Bond-Debenture..........................................     -3.85%        2.37%         6.22%          7.79%
Lord Abbett Growth and Income.......................................    -14.66%        9.64%        12.28%         12.23%
Lord Abbett Mid-Cap Value...........................................     -0.67%         N/A           N/A          19.53%
MFS Mid Cap Growth..................................................    -24.61%         N/A           N/A         -17.43%
MFS New Discovery...................................................    -13.09%         N/A           N/A          11.74%
MFS Total Return....................................................     -8.29%        7.77%          N/A          11.12%
MFS Utilities.......................................................    -30.68%        8.01%          N/A          12.69%
MONY Series Fund Government Securities..............................     -2.19%        3.56%         4.16%          4.70%
MONY Series Fund Long Term Bond.....................................     -2.47%        4.65%         6.16%          7.98%
PBHG Mid-Cap Value..................................................     -0.82%         N/A           N/A          20.72%
PBHG Select Value...................................................     -6.94%         N/A           N/A          13.61%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................     -0.52%         N/A           N/A           5.57%
PIMCO StocksPlus Growth and Income..................................    -19.01%         N/A           N/A           2.87%
Van Kampen UIF Emerging Markets Equity..............................    -14.47%       -5.84%          N/A          -5.85%
Van Kampen UIF Global Value Equity..................................    -14.96%         N/A           N/A          -5.54%
Van Kampen UIF U.S. Real Estate.....................................      1.05%         N/A           N/A           5.73%

   The tables above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds (including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee" beginning at page 23) and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender and a deduction for the Annual Contract Charge imposed on each Contract Anniversary and upon full surrender and allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                      (4)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
(assuming $1,000 payment at beginning of period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................     -3.55%       12.32%        10.17%          9.03%
Alger American MidCap Growth........................................     -8.05%       13.18%          N/A          16.87%
Enterprise Small Company Growth.....................................     -5.36%         N/A           N/A          16.09%
Enterprise Small Company Value......................................      3.52%       14.18%        12.53%         12.68%
Enterprise Equity Income............................................    -12.23%         N/A           N/A          -0.92%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -13.98%         N/A           N/A           0.18%
Enterprise Growth & Income..........................................    -13.28%         N/A           N/A           1.33%
Enterprise Managed..................................................    -12.62%        4.03%        10.58%         12.80%
Enterprise Multi-Cap Growth.........................................    -18.30%         N/A           N/A          21.65%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -11.33%         N/A           N/A           8.44%
INVESCO VIF--Health Sciences........................................    -14.03%         N/A           N/A          12.90%
INVESCO VIF--Telecommunications.....................................    -54.76%         N/A           N/A         -23.80%
Janus Aspen Series Capital Appreciation.............................    -22.97%         N/A           N/A          15.81%
Janus Aspen Series Flexible Income..................................      5.96%        5.49%          N/A           6.37%
Janus Aspen Series International Growth.............................    -24.59%        8.52%          N/A          11.62%
Lord Abbett Bond-Debenture..........................................      3.15%        3.27%         6.22%          7.79%
Lord Abbett Growth and Income.......................................     -8.23%       10.32%        12.27%         12.23%
Lord Abbett Mid-Cap Value...........................................      6.33%         N/A           N/A          21.59%
MFS Mid Cap Growth..................................................    -18.93%         N/A           N/A         -13.75%
MFS New Discovery...................................................     -6.54%         N/A           N/A          12.74%
MFS Total Return....................................................     -1.40%        8.50%          N/A          11.35%
MFS Utilities.......................................................    -25.46%        8.73%          N/A          12.90%
MONY Series Fund Government Securities..............................      4.81%        4.42%         4.16%          4.70%
MONY Series Fund Long Term Bond.....................................      4.53%        5.47%         6.16%          7.96%
PBHG Mid-Cap Value..................................................      6.18%         N.A           N/A          21.83%
PBHG Select Value...................................................      0.06%         N/A           N/A          14.40%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................      6.48%         N/A           N/A           8.02%
PIMCO StocksPlus Growth and Income..................................    -12.91%         N/A           N/A           4.00%
Van Kampen UIF Emerging Markets Equity..............................     -8.03%       -4.87%          N/A          -5.12%
Van Kampen UIF Global Value Equity..................................     -8.55%         N/A           N/A           6.24%
Van Kampen UIF U.S. Real Estate.....................................      8.05%         N/A           N/A           6.56%

   The tables above reflects the same assumptions and results as the table appearing on page (11), except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the tables above reflect the total return a Contractholder would have received during that period if he did not surrender his Contract.

   The yield shown reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the contingent deferred sales (surrender) charge. The surrender charge will not exceed 7% of total Purchase Payments made in the Contract Year of surrender and the preceding 7 Contract Years.

                                      (5)